BANK FINANCIAL ASSETS AND LIABILITIES - Stress-testing (Details) ₽ in Billions	12 Months Ended
Dec. 31, 2020 RUB (₽)
Interest rate risk | Yield curve
BANK FINANCIAL ASSETS AND LIABILITIES
Percentage increase in sensitivity due to risks in assets and liabilities	5.00%
Individually assessed | Interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Percentage increase in sensitivity due to risks in assets and liabilities	4.00%
Individually assessed | Other risk
BANK FINANCIAL ASSETS AND LIABILITIES
Percentage increase in sensitivity due to risks in assets and liabilities	25.00%
Individually assessed | Credit risk
BANK FINANCIAL ASSETS AND LIABILITIES
Percentage increase in sensitivity due to risks in assets and liabilities	100.00%
Individually assessed | Credit risk | Current liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Percentage increase in sensitivity due to risks in assets and liabilities	50.00%
Scenario 1 - Base forecast
BANK FINANCIAL ASSETS AND LIABILITIES
Probability of occurrence	80.00%
Scenario 1 - Base forecast | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	₽ 2.9
Scenario 1 - Base forecast | Corporate borrowers and bonds held to maturity | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	2.5
Scenario 1 - Base forecast | Loans to individuals | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	₽ 0.4
Scenario 2 - Negative scenario
BANK FINANCIAL ASSETS AND LIABILITIES
Probability of occurrence	20.00%
Scenario 2 - Negative scenario | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	₽ 4.6
Scenario 2 - Negative scenario | Corporate borrowers and bonds held to maturity | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	3.4
Scenario 2 - Negative scenario | Loans to individuals | Individually assessed
BANK FINANCIAL ASSETS AND LIABILITIES
Increase in ECL on loans receivable	₽ 1.2